Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Subscriptions	Additional Paid-In Capital	Retained Earnings
Balance, shares at Dec. 31, 2017		56,378
Balance, amount at Dec. 31, 2017	$ (1,251)	$ 108,196	$ (718)	$ 35,790	$ (144,519)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		5,188
Shares issuance for cash and subscriptions, amount	14,932	$ 15,082	(150)	0	0
Stock-based commission, shares		10
Stock-based commission, amount	32	$ 32	0	0	0
Stock-based compensation, shares		3,100
Stock-based compensation, amount	3,883	$ 3,374	0	509	0
Net loss	(10,594)	$ 0	0	0	(10,594)
Balance, shares at Dec. 31, 2018		64,676
Balance, amount at Dec. 31, 2018	7,002	$ 126,684	(868)	36,299	(155,113)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		2,542
Shares issuance for cash and subscriptions, amount	5,079	$ 4,800	279	0	0
Net loss	(13,162)	0	0	0	(13,162)
Lease adoption prior year cumulative effect	(12)				(12)
Warrant issued	200	$ 0	0	200	0
Stock-based compensation and service fee, shares		4,000
Stock-based compensation and service fee, amount	4,341	$ 5,070	0	(729)	0
Balance, shares at Dec. 31, 2019		71,218
Balance, amount at Dec. 31, 2019	3,448	$ 136,554	(589)	35,770	(168,287)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares		3,743
Shares issuance for cash and subscriptions, amount	8,687	$ 9,388	0	(701)	0
Net loss	(11,738)	$ 0	0	0	(11,738)
Stock-based compensation and service fee, shares		3,000
Stock-based compensation and service fee, amount	1,748	$ 5,780	0	(4,032)	0
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	$ 2,145	$ 151,722	$ (589)	$ 31,037	$ (180,025)